Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related-party transactions
33	Related-party transactions
The following is a list of the Group’s major related parties:

Names of related parties	Relationship with the Company
China International United Petroleum & Chemicals Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Chemical Sales Company Limited	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the ultimate parent company
Petro-cyberworks Information Technology Co., Ltd.	Subsidiary of the ultimate parent company
Lianhua (Ningbo) International Logistics Co., Ltd.	Subsidiary of the ultimate parent company
Zhongke (Guangdong) Refining & Chemical Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Marketing Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Fuel Oil Sales Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Lubricant Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Yangzi Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Beijing) Company Limited	Subsidiary of the ultimate parent company
Sinopec Catalysts Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Shanghai) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Beijing Research Institute of Chemical Industry	Subsidiary of the ultimate parent company

Names of related parties	Relationship with the Company
China Petrochemical International (Ningbo) Co., Ltd.	Subsidiary of the ultimate parent company
Zhoushan Shihua Crude Oil Terminal Co., Ltd.	Subsidiary of the ultimate parent company
Dalian Sinopec Material Equip Company	Subsidiary of the ultimate parent company
Sinopec Material & Equipment (East China) Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Nanjing) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Honeywell (Tianjin) Company Limited	Subsidiary of the ultimate parent company
China Petrochemical International (Wuhan) Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical Refinery Sales Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Shanghai Gaoqiao Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Tianjin) Co., Ltd.	Subsidiary of the ultimate parent company
Ningbo East sea Line fan Technology Company Limited	Subsidiary of the ultimate parent company
Sinopec Petroleum & Chemical Scientific Research Institute Dadi Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Research Institute of Petrochemical Technology	Subsidiary of the ultimate parent company
Sinopec Lubricating Oil Shanghai Research Institute Company Limited	Subsidiary of the ultimate parent company
Dalian Furuipu Technology Co., Ltd.	Subsidiary of the ultimate parent company
Nantong Donghai Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
China Petroleum and Chemical Corporation Qingdao Security Engineering Research Institute	Subsidiary of the ultimate parent company
Sinopec (Shanghai) Energy Trade Co., Ltd.	Subsidiary of the ultimate parent company
Storage and Transportation Installation Company of Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the ultimate parent company
Sinopec Yizheng Chemical Fibre Limited Liability Company	Subsidiary of the ultimate parent company
Fujian Gulei Petrochemical Company Limited	Subsidiary of the ultimate parent company
Sinopec China East Chemical Sales Co., Ltd.	Subsidiary of the ultimate parent company

Names of related parties	Relationship with the Company
Unipec Singapore	Subsidiary of the ultimate parent company
China Yanshan United Foreign Trade Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding (Wuhan) Company Limited	Subsidiary of the ultimate parent company
Nanjing Yangzi Petrol-chemical Industry Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Baling Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
Shengli Oil Field Exploration and Development Research Institute	Subsidiary of the ultimate parent company
Shanghai Lide Catalyst Co., Ltd.	Subsidiary of the ultimate parent company
Ypc-gpro (Nanjing) Rubber Co., Ltd.	Subsidiary of the ultimate parent company
Fujian Refining & Petrochemical Company Limited	Subsidiary of the ultimate parent company
Sinopec Dalian (Fushun) Research Institute of Petroleum and Petrochemicals	Subsidiary of the ultimate parent company
Sinopec Jianghan Salt Chemical Hubei Co., Ltd.	Subsidiary of the ultimate parent company
Yipaike Business Factoring Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Great Wall Energy and Chemical Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec (Shenzhen) E-Commerce Company Limited	Subsidiary of the ultimate parent company
Sinopec Research Institute of Safety Engineering	Subsidiary of the ultimate parent company
Ningbo Minggang Gas Company Limited	Subsidiary of the ultimate parent company
Sinopec Zhongyuan Petrol-Chemical Industry Co., Ltd.	Subsidiary of the ultimate parent company
Epec E-commerce Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Oil Refining and Marketing (Shanghai) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Chemical Sales (Guangdong) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Nanguang (Shanghai) Industrial Co., Ltd.	Subsidiary of the ultimate parent company
Unipec (Qingdao) International Logistics Company Limited	Subsidiary of the ultimate parent company

Names of related parties	Relationship with the Company
Qingdao Zhonghua Sunshine Management System Certification Center	Subsidiary of the ultimate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the ultimate parent company
Shanghai Sinopec Mitsui Chemicals, Co., Ltd.	Joint venture of the ultimate parent company
Basf-ypc Company Limited	Joint venture of the ultimate parent company
Shanghai Changshi Shipping Co., Ltd.	Associate of the ultimate parent company
Shanghai KSD Bulk Solids Engineering Co., Ltd.	Associate of the ultimate parent company
Basf Gao-Qiao Performance Chemicals (Shanghai) Company Limited	Associate of the ultimate parent company
Sinopec Chemical Commercial Holding (Singapore) Pte. Ltd.	Subsidiary of the immediate parent company
Sinopec Finance Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Zhongshi Huananjing Chemical Research Institute Co., Ltd.	Subsidiary of the immediate parent company
China Economy Phulishing House Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Publishing House Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Group International Travel Agency Agricultural Bank of China	Subsidiary of the immediate parent company
Sinopec Assets Management Co., Ltd.	Subsidiary of the immediate parent company
Ningbo Engineering Company of Sinopec	Subsidiary of the immediate parent company
Sinopec Shared Service Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Petroleum Engineering Geophysics Ltd.	Subsidiary of the immediate parent company
Sinopec Baichuan Economic and Trade Company	Subsidiary of the immediate parent company
Sinopec Group Jiangsu Petroleum Exploration Bureau Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Newspaper Office	Subsidiary of the immediate parent company
Sinopec Energy Saving Technology Service Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Group Economic and Technology Research Institute Co., Ltd.	Subsidiary of the immediate parent company

Names of related parties	Relationship with the Company
Beijing Petro-Chemical Construction Consulting Co., Ltd.	Subsidiary of the immediate parent company
China Economicbooks Co., Ltd.	Subsidiary of the immediate parent company
Petrol-Chemical Industry Management Cadre College	Subsidiary of the immediate parent company
Sinopec Engineering Quality Supervision Terminal	Subsidiary of the immediate parent company
Sinopec Group Shanghai Training Center Ltd.	Subsidiary of the immediate parent company
Sinopec Beijing Yanshan Petrochemical Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Zhongyuan Petroleum Exploration Bureau Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Shengli Petroleum Administration Co., Ltd.	Subsidiary of the immediate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the immediate parent company
Sinopec Tending Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Shanghai Engineering Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Engineering Incorporation	Subsidiary of the immediate parent company
Sinopec Engineering Quality Monitoring Co., Ltd.	Subsidiary of the immediate parent company
National Petrochemical Project Risk Assessment Technology Center	Subsidiary of the immediate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the immediate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the immediate parent company
Shanghai Petrochemical Machinery Manufacturing Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Nanjing Engineering Company Limited	Subsidiary of the immediate parent company
Sinopec Luoyang Engineering Company Limited	Subsidiary of the immediate parent company
Jiangsu Jinling Opta Polymer Company Limited	Subsidiary of the immediate parent company
Shanghai Petro-Chemical Haidi Administration Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Sichuan Uinylon Works	Subsidiary of the immediate parent company
China Petrochemical Corp. Nanjing Chemistry Industrial Co., Ltd.	Subsidiary of the immediate parent company

Names of related parties	Relationship with the Company
Sinopec Group International Petroleum Exploration And Production Limited	Subsidiary of the immediate parent company
Sinopec Consulting Company Limited	Subsidiary of the immediate parent company
Sinopec Guangzhou Engineering Co., Ltd.	Subsidiary of the immediate parent company
Beijing Yanshan Petrochemical Special Equipment Inspection Co., Ltd.	Subsidiary of the immediate parent company
China Petrochemical Corp. Engineering Ration Management Station	Subsidiary of the immediate parent company
Beijing Victory Hotel Company Limited	Subsidiary of the immediate parent company
Maoming Shihua Dongcheng Chemical Co., Ltd.	Subsidiary of the immediate parent company
Yihua Tory Polyester Film Company Limited	Joint venture of the immediate parent company
China Sinopec Pipeline Storage and Transportation Co., Ltd.	Associate of the immediate parent
Yihua Bonar Yarns and Fabrics Co., Ltd.	Associate of the immediate parent
Unipec Singapore	Subsidiary of the immediate parent company
Unipec America, Inc	Subsidiary of the immediate parent company
Sinopec Japan Company Limited	Subsidiary of the immediate parent company
Rizhao Shihua Crude Oil Terminal Co., Ltd.	Joint venture of the ultimate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (North America), Inc.	Subsidiary of the immediate parent company
Sinopec International (Australia) Pty. Ltd.	Subsidiary of the immediate parent company
The following is a summary of significant balances and transactions between the Group and its related parties except for the dividends payable as disclosed in note 34.

(a)	Most of the transactions undertaken by the Group during the year ended 31 December 2021 have been affected on such terms as determined by Sinopec Corp. and relevant PRC authorities.
Sinopec Corp. negotiates and agrees with the terms of crude oil supply with suppliers on a group basis, which is then allocated among its subsidiaries, including the Group, on a discretionary basis. Sinopec Corp. also owns a widespread petroleum products sales network and possesses a fairly high market share in the domestic petroleum products market, which is subject to extensive regulation by the PRC government.
The Group has entered into a mutual product supply and sales services framework agreement with Sinopec Corp. Pursuant to the agreement, Sinopec Corp. provides the Company with crude oil, other petrochemical raw materials and agent services. On the other hand, the Group provides Sinopec Corp. with petroleum products, petrochemical products and property leasing services.
The pricing policy for these services and products provided under the agreement is as follows:

•	if there are applicable State (central and local government) tariffs, the pricing shall follow the State tariffs;

•	if there are no State tariffs, but there are applicable State guidance prices, the pricing shall follow the State’s guidance prices; or

•	if there are no State tariffs or State’s guidance prices, the pricing shall be determined in accordance with the prevailing market prices (including any bidding prices).
Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures during the years ended 31 December 2019, 2020 and 2021 were as follows:

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Sales of petroleum products	50,354,162	39,879,549	47,201,755
Sales other than petroleum products	8,642,514	6,790,568	9,439,546
Purchases of crude oil	43,886,966	27,934,926	35,371,820
Purchases other than crude oil	9,579,239	9,937,862	9,008,147
Commission expense	125,619	104,598	110,552
Rental income	31,972	32,829	34,475

(b)	Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group during the years ended 31 December 2019, 2020 and 2021 were as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Sales of goods and service fee income
- Sinopec Group and its subsidiaries	7,724	14,870	36,683
- Associates and joint ventures of the Group	2,843,909	2,019,997	4,248,658

	2,851,633	2,034,867	4,285,341

Purchases
- Sinopec Group and its subsidiaries	1,918,873	832,617	2,830,256
- Associates and joint ventures of the Group	4,579,969	3,648,664	4,425,698

	6,498,842	4,481,281	7,255,954

Insurance premium expenses
- Sinopec Group and its subsidiaries	108,223	107,495	108,850

Addition to right-of-use assets
- Sinopec Group and its subsidiaries	25,935	2,267	1,388
- Joint ventures of the Group	702	—	—

	26,637	2,267	1,388

Interest expense of lease liabilities
- Sinopec Group and its subsidiaries	2,285	205	247
- Joint ventures of the Group	19	8	24

	2,304	213	271

Interest income
- Sinopec Finance	1,295	2,088	824

Construction and installation cost
- Sinopec Group and its subsidiaries	143,560	233,591	785,216

Rental income
- Associates and joint ventures of the Group	11,370	15,577	14,930
- Sinopec Group and its subsidiaries	461	464	464

	11,831	16,041	15,394

Long-term borrowings
- Sinopec Finance	—	—	700,000

The directors of the Company are of the opinion that the transactions with Sinopec Corp., its subsidiaries and joint ventures, Sinopec Group and its subsidiaries, associates and joint ventures of the Group as disclosed in notes 33(a) and 33(b) were conducted in the ordinary course of business, on normal commercial terms and in accordance with the agreements governing such transactions.

(c)
The relevant amounts due from/to Sinopec Corp., its subsidiaries and joint ventures, Sinopec Group and its subsidiaries, associates and joint ventures of the Group, arising from purchases, sales and other transactions as disclosed in notes 33(a) and 33(b), are summarized as follows:

	As at 31 December 2020 RMB’000	As at 31 December 2021 RMB’000
Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	1,054,127	1,184,117
- Associates and joint ventures of the Group	38,189	28,214

	1,092,316	1,212,331

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	2,505,532	4,475,992
- Sinopec Group and its subsidiaries	889,035	1,672,439
- Associates and joint ventures of the Group	262,274	156,385

	3,656,841	6,304,816

Lease liabilities
- Sinopec Group and its subsidiaries	8,453	992
- Joint ventures of the Group	574	435

	9,027	1,427

Cash deposits, maturing within three months
- Sinopec Finance (note d)	5,667	3,243

Long-term borrowings
- Sinopec Finance	—	700,000

(d)	As at 31 December 2020 and 31 December 2021, cash deposits at Sinopec Finance were charged at an interest rate of 0.35% per annum.
Except for cash deposits at Sinopec Finance and long-term borrowings from Sinopec Finance, the balances with related parties as above are unsecured, interest-free and repayable on demand.

(e)	Key management personnel compensation, post-employment benefit plans and share options
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors and supervisors of the Group. The key personnel compensations are as follows:

	Year ended 31 December
	2019 RMB’000	2020 RMB’000	2021 RMB’000
Short-term employee benefits	9,120	9,859	11,866
Post-employment benefits	225	441	551

	9,345	10,300	12,417

(f)	Transactions with other state-owned entities in the PRC
The Group is a state-controlled enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government (collectively referred to as “state-controlled entities”) through its government authorities, agencies, affiliations and other organizations.
Apart from transactions with related parties, the Group has transactions with other state-controlled entities which include, but are not limited to, the following:

•	sales and purchases of goods and ancillary materials;

•	rendering and receiving services;

•	lease of assets, purchase of property, plant and equipment;

•	placing deposits and obtaining finance; and

•	use of public utilities
These transactions are conducted in the ordinary course of the Group’s business on terms comparable to those with other entities that are not state controlled. The Group has established its procurement policies, pricing strategy and approval process for purchases and sales of products and services which do not depend on whether the counterparties are state-controlled entities or not.

(g)	Commitments with related parties

(i)	Construction and installation cost

	As at 31 December 2020 RMB’000	As at 31 December 2021 RMB’000
Sinopec Group and its subsidiaries	145,959	775,007

(h)	Investment commitments with related parties

	As at 31 December 2020	As at 31 December 2021
	RMB’000	RMB’000
Capital contribution to Shanghai Secco (i)	111,263	111,263
Capital contribution to Shanghai Shidian Energy Company Limited (“Shidian Energy”) (ii)	80,000	80,000
Capital contribution to Baling Materials (iii)	—	350,000

	191,263	541,263

(i)
Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make a capital contribution of USD 30,017,000 (RMB 182,804 thousand equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2021, the Company has contributed RMB 71,541 thousand to Shanghai Secco.

According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.

(ii)
Pursuant to the articles of association of Shidian Energy in August 2019, Toufa agreed to make a capital contribution of RMB 400,000 thousand to acquire 40% share of Shidian Energy. As at 31 December 2021, Toufa has contributed RMB 320,000 thousand to Shidian Energy, and the rest of the capital contribution to Shidian Energy should be paid before January 2022 in accordance with the agreement.

(iii)
Sinopec Baling Petrochemical Co., Ltd
.
and the Company jointly established Baling Materials on 7 September 2021, each with a cash contribution of RMB 400,000 thousand. As at 31 December 2021, the Company has made a paid-up
capital contribution of RMB50,000 thousand.

Except for the above disclosed in notes 33 (g) and 33 (h), the Group had no other material commitments with related parties as at 31 December 2021, which are contracted, but not included in the financial statements.